SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
Schedule of Financial Expenses and Others, Net

a.Financial expenses and others, net:

	Year ended December 31,
	2018	2019	2020

Financial income:
Interest on deposits	$111	$111	$79
Foreign currency translation differences and derivatives (*)	3,981	190	1,330
Others	-	-	807

	4,092	301	2,216
Financial expenses:
Bank charges and interest on loans	(4,597)	(3,787)	(4,130)
Foreign currency translation differences and derivatives	(5,844)	(2,627)	(3,716)
Others	-	(408)	(293)

	(10,441)	(6,822)	(8,139)

	$(6,349)	$(6,521)	$(5,923)

(*)During 2018 the Company recorded $ 969 income upon collection of trade receivables balances from customer in Venezuela at a rate which was higher than the rate it could collect these receivables previously.

Schedule of Net income per share

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2018	2019	2020
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$23,046	$(2,344)	$(17,092)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary shares	78,579,013	80,296,581	81,149,687

Effect of dilutive securities:
Employee stock options and RSU	2,442,514	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	$81,021,527	$80,296,581	$81,149,687